Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Non-cash investing and financing activities:
Stock issued exchange for consulting services		$ 91,000
Common stock price per share	$ 0.3817	$ 0.3817	$ 0.41
Number of common stock issued, shares				500,000
Aggregate amount of common stock issued		$ 1,000,000		$ 245,000
Capital lease to purchase copy machine	$ 13,160	$ 13,160
Lease payment term		48 months
Additional issue, value		$ 1,000,000
Placement revenues		$ 3,000,000
Common stock options vested	1,250,000	1,250,000	6,266,334	5,832,400
Placement revenues additional		$ 1,000,000
Stock based compensation expense recognized through vesting		158,233
Amortization of prepaid consulting fees		$ 81,547
Shares issued in the acquisition of DoubleVision			$ 3,280,000
Stock options granted		5,750,000	5,750,000	17,134,334
Compensation recognized as contributed capital on Executive Chairman's stock option grant for consulting services		$ 847,300		$ 847,300
Issuance of common stock to employees on cashless basis				956,048
Recognition of discounts in connections with convertible debt offerings				$ 163,849
Loan fees recognized on warrants granted to placement agent in connection with convertible debt offerings				27,445
Stock based compensation expense	$ 149,966	330,780	$ 2,094,970	2,242,606
Stock granted value share-based compensation		0	14,500	1,349,809
Compensation recognized on modification		0	2,094,970	489,726
Amortization of beneficial conversion feature on related party debt				(8,196)
Amortization of prepaid expense			1,081,553
Shares issued in debt conversions		$ 0		1,052,000
Shares issued in debt conversions (in shares)		0
Shares issued on exercise of stock warrants				$ 131,100
Shares issued on exercise of stock warrants (in shares)				689,000
Payments made to acquire Double Vision		$ 1,000,000	$ 400,000
Employee Stock Option
Non-cash investing and financing activities:
Shares issued for exchange for consulting services			147,981
Issuance of common stock to employees on cashless basis			147,981
Stock option exercised			1,166,476
Common Stock [Member]
Non-cash investing and financing activities:
Stock issued exchange for consulting services		$ 350
Common stock price per share	$ 0.26	$ 0.26
Number of common stock issued, shares		2,619,538		500,000
Aggregate amount of common stock issued				$ 245,000
Amortization of prepaid consulting fees		$ 0
Shares issued in the acquisition of DoubleVision, (in shares)			8,000,000
Shares issued in the acquisition of DoubleVision			$ 8,000
Stock and warrants Issued during period, value				$ 688,000
Shares issued for exchange for consulting services		350,000
Common stock option, value			$ 1,687,457
Stock option exercised			3,745,957	1,454,839
Convertible debt principal and accrued interest			$ 50,000	$ 1,052,000
Common stock warrants shares purchase				1,376,000
Convertible debt into common stock per share				$ 0.25
Payment for placement fees				$ 48,475
Purchase of shares of common stock warrants				110,000
Loan fees recognized on warrants granted to placement agent in connection with convertible debt offerings				$ 27,445
Common stock warrants per share				$ 0.304
Placement fees including loan amount				$ 75,920
Shares issued in debt conversions		$ 0
Shares issued in debt conversions (in shares)		0	100,000	2,104,000
Business Acquisition, Share Price
Director [Member]
Non-cash investing and financing activities:
Common stock price per share				$ 0.469
Shares issued for exchange for consulting services				490,588
Issuance of common stock to employees on cashless basis				490,588
Stock option exercised				1,550,000
Former Executive Chairman [Member]
Non-cash investing and financing activities:
Stock options granted				5,750,000
Shares issued for exchange for consulting services				5,750,000
Issuance of common stock to employees on cashless basis				8,203
Stock option exercised				40,000
Fair value of the options				$ 718,871
Chief Financial Officer [Member]
Non-cash investing and financing activities:
Number of common stock issued, shares			200,000
Aggregate amount of common stock issued			$ 14,500
Stock options granted			25,000
Compensation recognized on modification			$ 998,917
Former Director [Member]
Non-cash investing and financing activities:
Common stock option, value				$ 448,386
Stock option exercised				956,048
Consulting Services [Member]
Non-cash investing and financing activities:
Number of common stock issued, shares		3,169,538
Shares issued for exchange for consulting services				3,597,976
Stock option exercised				3,597,976
Amortization of prepaid expense				$ 403,071
Exercise Price One [Member]
Non-cash investing and financing activities:
Stock options granted				3,750,000
Convertible debt into common stock per share				$ 0.295
Exercise Price Two [Member]
Non-cash investing and financing activities:
Stock options granted				2,000,000
Convertible debt into common stock per share				$ 0.48